Acquisition of Eastmain and formation of Fury Gold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Acquisition costs paid on behalf of the Spincos	$ (1,400)	$ 0
Spincos
Disclosure of detailed information about business combination [line items]
Cash	12,781
Mineral property interests	8,949
Other assets	277
Total assets	22,007
Accounts payable and accrued liabilities	(260)
Total net assets	21,747
Acquisition costs paid on behalf of the Spincos	1,400
Total distribution to shareholders	$ 23,147